Annual Fund Operating Expenses - Pioneer Fund	May 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	1.08%	[1]
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	1.85%	[1]
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.22%)	[1]
Net Expenses (as a percentage of Assets)	0.61%	[1]
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	1.47%	[1]
Class K
Operating Expenses:
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.12%)	[1]
Net Expenses (as a percentage of Assets)	0.61%	[1]

[1]	The fund’s investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 0.61% and 0.61% of the average daily net assets attributable to Class K shares and Class Y shares, respectively. This expense limitation is in effect through May 1, 2022 for Class Y shares and July 1, 2022 for Class K shares. There can be no assurance that the adviser will extend the expense limitation beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.